ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Financing Activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Reconciliation of financing activities
Beginning of year	$ 28,803,310
Inflows	118,981,419
Outflows	(133,366,034)
Other non-cash movements	3,751,654
End of year	18,170,349
Unsubordinated Negotiable Obligations
Reconciliation of financing activities
Beginning of year	14,317,445
Inflows	8,412,283
Outflows	(17,365,599)
Other non-cash movements	722,346
End of year	6,086,475
Subordinated negotiable obligations [member]
Reconciliation of financing activities
Beginning of year	2,128,759
Outflows	(842,966)
Other non-cash movements	834,095
End of year	2,119,888
Financing received from the Argentine Central Bank and other financial institutions
Reconciliation of financing activities
Beginning of year	12,357,106
Inflows	110,569,136
Outflows	(113,905,868)
Other non-cash movements	(2,777)
End of year	9,017,597
Lease Liabilities
Reconciliation of financing activities
Outflows	(1,251,601)
Other non-cash movements	2,197,990
End of year	$ 946,389